Events After the Date of the Statement of Financial Position	12 Months Ended
Dec. 31, 2019
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Events After the Date of the Statement of Financial Position
37	EVENTS AFTER THE DATE OF THE STATEMENT OF FINANCIAL POSITION

1.
On January 9, 2020, the Company communicated that the creditors committee of Adexus S.A. approved with the favorable vote of more than 80% of the pledge creditors and 85% of the unsecured creditors, respectively, the judicial reorganization agreement proposed by Adexus S.A. in the framework of the reorganization procedure. According to the terms of the judicial reorganization agreement, Adexus S.A. will restructure and pay the total of its reorganized liabilities within a maximum period of six years, according to the new agreed conditions, being authorized to continue with its commercial activities normally. As a result of the financial protection provided by the Chilean law and with the support of its creditors, Adexus S.A. has achieved the restructuring of its liabilities while continuing to serve all its customers.

2.
On February 3, 2020, the General Shareholders Meeting of the Company approved the decision to enter into the Preliminary Agreement and the withdrawal and dismissal of the Request for Arbitration filed by the Company pursuant to the Preliminary Agreement. In addition, the ratification of the Act of Mutual Understanding for the Completion of Plea Agreement Procedure with the Peruvian Third Bureau of the Supraprovincial Corporate Prosecutor’s Office Specialized in Crimes of Corruption of Officials – Special Team and the Ad Hoc Peruvian National State Counsel.

3.
The recent outbreak of the Novel Coronavirus 2019 (COVID-19) pandemic, which has been declared by the World Health Organization to be a “public health emergency of international concern,” has spread across the world since the end of 2019. Countries around the world—including Peru as well as Chile and Colombia—have adopted extraordinary measures to contain the spread of COVID-19, including imposing travel restrictions, requiring closures of non-essential businesses, establishing restrictions on public gatherings, instructing residents to practice social distancing, issuing stay-at-home orders, implementing quarantines and similar actions. In response to the sudden decline in economic activity, the governments of Perú, Chile and Colombia have announced large stimulus programs to assist families and businesses.

As a result, the Group’s results of operations, financial positions and cash flows have been adversely affected as of the date of this report with potential impacts on subsequent periods, including but not limited to the significant decline in revenue and significant operating cash flow. The impacts may also include additional allowance for doubtful accounts and impairment to the Group’s long-term assets. Because of the significant uncertainties surrounding the COVID-19, the exact financial impact is unpredictable and will depend on future developments, including new information which may emerge concerning the duration of the state of emergency which has been extended until June 30th for Perú, September 18th for Chile and until August 31st for Colombia, the actions taken by authorities and other entities to contain the COVID-19 outbreak, among others, all of which are beyond the Group’s control. The Group will continue to closely monitor the impacts of COVID-19 through the course of the year 2020.
Since mid-March 2020, substantially all of our engineering and construction and real estate projects were mandatorily shut down, however, as part of the Government plan to activate some industries according to progressive stages, most of our projects are in the process of re-activating operations gradually. Our infrastructure operations, were declared essential businesses, therefore have continue operating; however, certain of our infrastructure businesses have been adversely affected, in particular, by the sharp decline in traffic volumes and oil and gas prices (also due to the dispute in March among OPEC member countries).
In response to this situation, the Group has implemented a plan that includes several measures to reduce expenses and preserve cash in response to the ongoing COVID-19 pandemic, including the following: (i) developing a 12-week cash plan, project-by-project, to ensure that the Company will continue to meet its critical obligations during that period, which plan is monitored and updated weekly; (ii) preparing a cash plan for the remainder of the 2020 fiscal year, to identify in advance key liquidity issues that may arise; (iii) identifying and renegotiating certain of the company’s obligations with respect to its suppliers, banks and other third parties; (iv) identifying and reducing non-essential general expenses across the group; (v) reducing headcount, and temporarily reducing salaries of senior management, across the company’s three segments; and (vi) reducing capital expenditures across the company’s subsidiaries. In addition, the Group is evaluating the selling of minor assets to finance any cash flow deficit during the year. This plan was approved by the board of directors on April and May 2020. Therefore, the accompanying financial statements have been prepared assuming that the group and subsidiaries will continue as a going concern.
The consolidated financial statements have been prepared based on the existing conditions as of December 31, 2019, and considering those events that occurred after that date, and no adjustments needed to be recorded to the consolidated financial statements as of December 31, 2019 due to the COVID-19 impacts
.